Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Asset Retirement Obligations

	Assets retirement obligations	Provisions for onerous lease contracts	Total
	(Thousands of yen)
As of December 31, 2017	407,792	—	407,792
Arising during the year	453,898	963,538	1,417,436
Change in discount rate	6,029	—	6,029
Settled during the year	(62,200)	—	(62,200)

As of December 31, 2018	805,519	963,538	1,769,057
Total current	513	417,537	418,050
Total non-current	805,006	546,001	1,351,007

Total	805,519	963,538	1,769,057

	Assets retirement obligations	Provision for onerous lease contracts	Total
As of December 31, 2016	236,020	—	236,020
Arising during the year	174,737		174,737
Change in discount rate	1,508	—	1,508
Settled during the year	(4,473)	—	(4,473)

As of December 31, 2017	407,792		407,792
Total current	12,521	—	12,521
Total non-current	395,271	—	395,271

Total	407,792	—	407,792